CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Current Assets
Cash and cash equivalents	$ 8,294,761	$ 17,151,189
Trade accounts receivable (net of allowances of US$618,054 and US$625,917 as of March 31, 2014 and 2015, respectively)	2,475,913	3,137,099
Prepaid expenses and other current assets (See Note 4)	1,273,015	986,149
Total current assets	12,043,689	21,274,437
Property, plant and equipment - net (See Note 5)	0	3,571,222
Recoverable taxes	1,195,469	1,149,031
Other non-current assets (See Note 9)	893,814	1,458,849
Total non-current assets	2,089,283	6,179,102
Total assets	14,132,972	27,453,539
Current liabilities
Accounts payable and accrued liabilities (See Note 10)	5,200,972	4,783,412
Customer advances and unearned revenues	1,783,414	1,772,273
Total current liabilities	6,984,386	6,555,685
Other non-current liabilities (See Note 11)	1,004,317	938,999
Total liabilities	$ 7,988,703	$ 7,494,684
Commitments and contingencies (See Note 24)
Shareholders' Equity
Equity shares: par value - Rs.5, Authorized: 24,000,000 equity shares as of March 31, 2014 and 2015; Issued: 14,810,178 equity shares as of March 31, 2014 and 2015 and outstanding 13,795,178 equity shares as of March 31, 2014 and 2015	$ 1,756,726	$ 1,756,726
Additional paid-in-capital	132,622,632	132,195,927
Accumulated other comprehensive loss	(14,818,372)	(14,389,651)
Accumulated deficit	(108,990,112)	(95,177,542)
Treasury shares, at cost (See Note 12) (1,015,000 equity shares as of March 31, 2014 and 2015)	(4,426,605)	(4,426,605)
Total shareholders' equity	6,144,269	19,958,855
Total liabilities and shareholders' equity	$ 14,132,972	$ 27,453,539